PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
PREPAID EXPENSES AND OTHER CURRENT ASSETS [Abstract]
Prepayment to service providers	$ 9,561,090	$ 2,553,524
Employee advances	332,923	1,000,762
Other deposits	1,134,027	1,110,945
Interest receivables	5,063,320	2,880,612
VAT recoverable	2,174,745
Other current assets	803,799	216,727
Total prepaid expenses and other current assets	$ 19,069,904	$ 7,762,570